UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------


                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------


                     Date of reporting period: May 31, 2004
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2004



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327

                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863

                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), non-diversified risk, industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 26, 2004


Dear fellow Shareholders,

For the fiscal year ended May 31, 2004, the Wisdom Fund ("Fund") returned 13.24% for the Investor Class, 12.40% for the Class B, 12.44% for the Class C and 13.49% for the Institutional Class of shares. These returns are less than the 18.33% for the Standard and Poors 500 Total Return Index ("S&P 500 Index") for the same period. The reason why the Fund under performed the S&P 500 Index is primarily because the Fund held on average about 25% of its assets in short-term treasury bills and money market instruments. Since the objective of the Fund is to emulate both the public and private holdings of Berkshire Hathaway, Inc. ("Berkshire"), we try to keep our short term fixed income holdings as close as possible to at the same percentage as Berkshire's.

Warren Buffett is not afraid to hold cash and holding cash is like holding an option - the option to take advantage of volatility. The value of this option rises when market volatility rises. Many market participants neglect this important aspect of investing and stay fully invested at all times. When the market drops, they cannot do anything but watch (or sell out at the bottom). Being fully invested goes hand-in-hand with a focus on relative returns. We care only about absolute returns, not relative returns. By investing only when we believe stocks are selling at a large discount to value, we have benefited from a cushion that Benjamin Graham, a Columbia University professor and known as the "father of value investing," referred to as a "margin of safety."

While in college, Mr. Buffett read a book entitled "The Intelligent Investor" by Mr. Graham. Mr. Graham believed the most critical piece of investment information was a company's intrinsic value. He believed that the core task for investors is to accurately calculate this value and then maintain the discipline to buy a stock only when the price is below that calculated amount and that buying below that calculated value gives you a margin of safety. Mr. Buffett also believes that one should not even think about the direction of the market, because it is impossible to predict with any consistency. (Source: "The Warren Buffett Portfolio" by Robert Hagstrom)

The Stock Market

We believe the equity market has failed to fully benefit from the slight easing in interest rate worries that have recently helped the Treasury market. There is a nagging concern that profits will be in jeopardy because margins show signs of peaking (albeit from record highs) even before labor costs have heated up. Corporate guidance is much more supportive than in 2001-2003, but we believe investors are wary having been so badly burned by shady accounting practices and biased opinions from Wall Street. Thus, we see more upside in equities, once investors move beyond interest rate worries and return to reacting to bullish near-run profit trends. The downside of this forecast is that it could be the final phase of the post-2002 rally, as the interest rate reprieve should prove temporary.

The three drags on equities since early this year have recently improved, but only slightly. Rate fears have calmed, oil prices have corrected a bit and the dollar has stopped strengthening. We believe that the economic backdrop will stay supportive and any deceleration in earnings growth in the next six months should be modest, as higher selling prices will provide some offset to increased input costs.

We believe the stock market's prospective returns are still attractive compared to other asset classes. We also believe that the higher share valuations make this a stockpicker's market. Values do exist, but they are becoming harder to find. The rigors of our disciplined, bottom-up investment process, which focuses on finding undervalued stocks, helps us to take advantage of market volatility and to unearth value in today's market. We believe that our patient, long-term approach, which helps us avoid over reacting to short term events, gives us that extra edge. This is especially important when we have to select "proxies" for the private holding of Berkshire. Berkshire has only purchased one stock in the last ten months and that was HCA, Inc.* Following our investment guidelines, we purchased the same stock as soon as the news became public.

Thank you for your continued investment and confidence in the Wisdom Fund. We welcome your questions, thoughts and comments. You can reach us via email at contactwisdom@wisdomfund.com.


C. Douglas Davenport, J.D. President of Atlanta Investment Counsel, LLC Portfolio Manager of the Wisdom Fund


* HCA, Inc. represented 0.78% of the Fund's net assets as of May 31, 2004.

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES

                     Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2004

[Graph Here]

--------------------------------------------------------------------------------
                Wisdom Fund - Institutional         S&P 500 Total
                      Class Shares                   Return Index
--------------------------------------------------------------------------------
    02/16/99            $25,000                        $25,000
    05/31/99             24,889                         26,307
    08/31/99             24,437                         26,767
    11/30/99             25,340                         28,243
    02/29/00             22,113                         27,867
    05/31/00             25,295                         29,063
   8/31/2000             26,599                         31,135
  11/30/2000             28,898                         27,052
   2/28/2001             28,128                         25,582
   5/31/2001             28,001                         25,996
   8/31/2001             27,379                         23,542
  11/30/2001             27,690                         23,745
   2/28/2002             28,821                         23,158
   5/31/2002             30,181                         22,396
   8/31/2002             27,801                         19,305
  11/30/2002             27,827                         19,824
   2/28/2003             25,944                         17,898
   5/31/2003             29,082                         20,591
   8/31/2003             29,344                         21,635
  11/30/2003             30,678                         22,815
   2/29/2004             33,241                         24,792
   5/31/2004             33,005                         24,365



This graph depicts the performance of the Wisdom Fund - Institutional Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

   ----------------------- ------------------------ -----------------------
                                                        Since 2/16/99
         One Year                 Five Year            (Commencement of
                                                          Operations)
   ----------------------- ------------------------ -----------------------
          13.49 %                  5.81 %                    5.39 %
   ----------------------- ------------------------ -----------------------


>>   The graph  assumes an initial  $25,000  investment  at  February  16,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2004, the value of the Fund's Institutional Class Shares would have grown to $33,005 - a cumulative total investment return of 32.02% since February 16, 1999.

>>   At May 31,  2004,  the value of a similar  investment  in the S&P 500 Total
     Return Index would have decreased to $24,365 - a cumulative total investment return of (2.54)% since February 16, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.30%

Apparel - 0.24%
     Nike, Inc. ..............................................................                       1,600             $    113,840
                                                                                                                       ------------

Banks - 2.84%
     M & T Bank Corporation ..................................................                       2,030                  183,857
     SunTrust Banks, Inc. ....................................................                       1,100                   71,588
     Wells Fargo Company .....................................................                      18,922                1,112,614
                                                                                                                       ------------
                                                                                                                          1,368,059
                                                                                                                       ------------
Beverages - 7.40%
     The Coca-Cola Company ...................................................                      69,430                3,565,231
                                                                                                                       ------------

Building Materials - 0.64%
  (a)American Standard Companies, Inc. .......................................                       8,190                  307,289
                                                                                                                       ------------

Chemicals - 1.14%
     The Sherwin-Williams Company ............................................                      13,970                  549,021
                                                                                                                       ------------

Commercial Services - 3.10%
     Cendant Corporation .....................................................                       9,000                  206,460
     H&R Block, Inc. .........................................................                       3,320                  162,182
  (a)Iron Mountain Incorporated ..............................................                       5,100                  225,777
     Moody's Corporation .....................................................                      13,705                  896,170
                                                                                                                       ------------
                                                                                                                          1,490,589
                                                                                                                       ------------
Cosmetics & Personal Care - 2.81%
     The Gillette Company ....................................................                      31,380                1,352,164
                                                                                                                       ------------

Diversified Financial Services - 3.90%
     American Express Company ................................................                      37,050                1,878,435
                                                                                                                       ------------

Electric - 1.33%
     FPL Group, Inc. .........................................................                       5,865                  373,894
  (a)Reliant Energy, Inc. ....................................................                      27,000                  267,570
                                                                                                                       ------------
                                                                                                                            641,464
                                                                                                                       ------------
Food - 2.57%
     Cadbury Schweppes PLC ...................................................                       6,500                  224,250
     Sysco Corporation .......................................................                      18,166                  681,225
     WM Wrigley Jr. Company ..................................................                       5,300                  332,840
                                                                                                                       ------------
                                                                                                                          1,238,315
                                                                                                                       ------------
Health Care Services - 0.78%
  (a)Five Star Quality Care, Inc. ............................................                           4                       15
     HCA Inc. ................................................................                       9,700                  376,651
                                                                                                                       ------------
                                                                                                                            376,666
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.06%
     Leucadia National Corporation .............................................                     10,300            $    511,910
                                                                                                                       ------------

Home Builders - 0.13%
  (a)Champion Enterprises Inc. .................................................                      6,700                  62,645
                                                                                                                       ------------

Home Furnishings - 0.36%
     Ethan Allen Interiors, Inc. ...............................................                      4,430                 172,637
                                                                                                                       ------------

Insurance - Multiline - 17.57%
     Ambac Financial Group, Inc. ...............................................                      8,380                 579,477
     American International Group, Inc. ........................................                     32,150               2,356,595
     Aon Corporation ...........................................................                      6,000                 165,780
     Everest Re Group, Ltd. ....................................................                     20,015               1,638,228
     PartnerRe Ltd. ............................................................                     11,005                 614,959
     Platinum Underwriters Holding Limited .....................................                      2,000                  62,200
     RenaissanceRe Holdings Ltd. ...............................................                     36,978               1,954,287
     The Allstate Corporation ..................................................                     24,750               1,088,505
                                                                                                                       ------------
                                                                                                                          8,460,031
                                                                                                                       ------------
Insurance - Property & Casualty - 16.01%
     ACE Limited ...............................................................                     15,547                 640,225
     Fidelity National Financial, Inc. .........................................                     23,463                 881,974
     Infinity Property & Casualty Corporation ..................................                      6,900                 215,280
  (a)Markel Corporation ........................................................                      7,200               2,070,000
  (a)ProAssurance Corporation ..................................................                      6,900                 228,183
     SAFECO Corporation ........................................................                      6,000                 251,700
     The Chubb Corporation .....................................................                     15,400               1,037,498
     The Progressive Corporation ...............................................                      9,360                 802,807
     Wesco Financial Corporation ...............................................                        386                 145,503
     White Mountains Insurance Group Ltd. ......................................                      2,800               1,435,000
                                                                                                                       ------------
                                                                                                                          7,708,170
                                                                                                                       ------------
Media - 2.22%
     Gannett Company, Inc. .....................................................                      1,698                 149,084
     The Washington Post Company ...............................................                        970                 922,228
                                                                                                                       ------------
                                                                                                                          1,071,312
                                                                                                                       ------------
Miscellaneous Manufacturing - 0.31%
     Dover Corporation .........................................................                     3,800                  148,048
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.22%
           Exxon Mobil Corporation ...............................................                   7,000             $    302,750
           PetroChina Company Limited ............................................                   6,000                  285,000
                                                                                                                       ------------
                                                                                                                            587,750
                                                                                                                       ------------
      Packaging & Containers - 0.44%
        (a)Sealed Air Corporation ................................................                   4,252                  213,748
                                                                                                                       ------------

      Pipelines - 1.67%
           Kinder Morgan, Inc. ...................................................                  13,400                  804,000
                                                                                                                       ------------

      Real Estate Investment Trusts - 0.38%
           Tanger Factory Outlet Centers, Inc. ...................................                   2,735                  106,173
           The Town & Country Trust ..............................................                   3,156                   76,785
                                                                                                                       ------------
                                                                                                                            182,958
                                                                                                                       ------------
      Retail - 1.57%
           Brown Shoe Company, Inc. ..............................................                   3,300                  136,389
        (a)P.F. Chang's China Bistro, Inc. .......................................                   1,000                   45,260
           Wendy's International, Inc. ...........................................                   5,150                  194,619
        (a)Yum! Brands, Inc. .....................................................                   5,150                  193,125
        (a)Zale Corporation ......................................................                   3,400                  185,538
                                                                                                                       ------------
                                                                                                                            754,931
                                                                                                                       ------------
      Software - 1.45%
           Automatic Data Processing, Inc. .......................................                   7,200                  319,896
           First Data Corporation ................................................                   8,770                  379,653
                                                                                                                       ------------
                                                                                                                            699,549
                                                                                                                       ------------
      Textiles - 3.16%
        (a)Mohawk Industries, Inc. ...............................................                  20,495                1,521,549
                                                                                                                       ------------


           Total Common Stocks (Cost $29,271,336) ........................................................               35,780,311
                                                                                                                       ------------

MUTUAL FUNDS - 4.00%

      PIMCO High Yield Fund ......................................................                 188,453                1,762,036
      Templeton Global Income Fund Inc. ..........................................                  20,200                  164,428
                                                                                                                       ------------

           Total Mutual Funds (Cost $1,901,439) ..........................................................                1,926,464
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.99%

      Evergreen Institutional Municipal Money Market Fund ................................         240,067             $    240,067
      Merrimac Cash Series Fund ..........................................................       2,160,598                2,160,598
                                                                                                                       ------------
           Total Investment Companies (Cost $2,400,665) ..................................................                2,400,665
                                                                                                                       ------------

Total Value of Investments (Cost $33,573,440 (b)) ........................................           83.29 %           $ 40,107,440
Other Assets Less Liabilities ............................................................           16.71 %              8,045,455
                                                                                                 ---------             ------------
      Net Assets .........................................................................          100.00 %           $ 48,152,895
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,574,312.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ............................................................                        $  6,596,391
           Unrealized depreciation ............................................................                            (63,263)
                                                                                                                       ------------

                      Net unrealized appreciation .............................................                        $  6,533,128
                                                                                                                       ============





















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004


ASSETS
      Investments, at value (cost $33,573,440) .........................................................               $ 40,107,440
      Cash .............................................................................................                  7,931,538
      Income receivable ................................................................................                     56,999
      Receivable for fund shares sold ..................................................................                    109,178
      Other assets .....................................................................................                     13,756
                                                                                                                       ------------

           Total assets ................................................................................                 48,218,911
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     65,880
      Payable for fund shares redeemed .................................................................                        136
                                                                                                                       ------------

           Total liabilities ...........................................................................                     66,016
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 48,152,895
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 40,919,006
      Undistributed net realized gain on investments ...................................................                    699,889
      Net unrealized appreciation on investments .......................................................                  6,534,000
                                                                                                                       ------------
                                                                                                                       $ 48,152,895
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,811,294 / 381,177 shares) ...............................................................               $      12.62
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($19,788,825 / 1,574,345 shares) ............................................................               $      12.57
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $12.57) .........................................               $      13.34
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($14,870,965 / 1,206,269 shares) ............................................................               $      12.33
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($8,681,811 / 701,203 shares) ...............................................................               $      12.38
                                                                                                                       ============









See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     39,091
           Dividends .....................................................................................                  574,457
                                                                                                                       ------------

               Total income ..............................................................................                  613,548
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  214,245
           Fund administration fees (note 2) .............................................................                   53,561
           Distribution and service fees - Investor Class Shares (note 3) ................................                   43,316
           Distribution and service fees - Class B Shares (note 3) .......................................                  140,978
           Distribution and service fees - Class C Shares (note 3) .......................................                   69,724
           Custody fees (note 2) .........................................................................                   12,949
           Registration and filing administration fees (note 2) ..........................................                   26,381
           Fund accounting fees (note 2) .................................................................                   58,285
           Audit and tax preparation fees ................................................................                   14,150
           Legal fees ....................................................................................                   28,671
           Securities pricing fees .......................................................................                    5,560
           Shareholder recordkeeping fees (note 2) .......................................................                   49,178
           Shareholder servicing expenses ................................................................                   10,824
           Registration and filing expenses ..............................................................                   46,732
           Printing expenses .............................................................................                   13,014
           Trustee fees and meeting expenses .............................................................                    4,422
           Other operating expenses ......................................................................                   14,909
                                                                                                                       ------------

               Total expenses ............................................................................                  806,899
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (193,351)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                1,219,133
      Change in unrealized appreciation on investments ...................................................                4,101,451
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                5,320,584
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  5,127,233
                                                                                                                       ============








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

                                                                                  -------------------------------------------------
                                                                                                   2004                   2003
                                                                                  --------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ................................................                 $   (193,351)            $   (212,866)
         Net realized gain (loss) from investment transactions ..............                    1,219,133                 (179,255)
         Change in unrealized appreciation on investments ...................                    4,101,451                1,023,603
                                                                                              ------------             ------------
              Net increase in net assets resulting from operations ..........                    5,127,233                  631,482
                                                                                              ------------             ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    6,541,607               23,073,111
                                                                                              ------------             ------------

                     Total increase in net assets ...........................                   11,668,840               23,704,593

NET ASSETS
     Beginning of year ......................................................                   36,484,055               12,779,462
                                                                                              ------------             ------------

     End of year ............................................................                 $ 48,152,895             $ 36,484,055
                                                                                              ============             ============



(a) A summary of capital share activity follows:
                                                                        ------------------------------------------------------------
                                                                                  2004                              2003
                                                                          Shares         Value             Shares          Value
                                                                       -------------------------------------------------------------
----------------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................       50,016    $    602,397          59,533    $    629,968
Shares redeemed ......................................................      (49,270)       (570,625)        (19,266)       (200,123)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................          746    $     31,772          40,267    $    429,845
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                     INVESTOR CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      599,999    $  7,013,977       1,186,944    $ 12,484,955
Shares redeemed ......................................................     (271,446)     (3,202,206)       (178,198)     (1,844,784)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      328,553    $  3,811,771       1,008,746    $ 10,640,171
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS B SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      222,576    $  2,562,201         869,053    $  9,061,351
Shares redeemed ......................................................     (183,266)     (2,123,336)        (76,569)       (796,003)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................       39,310    $    438,865         792,484    $  8,265,348
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS C SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      227,578    $  2,712,247         401,147    $  4,218,789
Shares redeemed ......................................................      (38,040)       (453,048)        (46,073)       (481,042)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      189,538    $  2,259,199         355,074    $  3,737,747
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                         FUND SUMMARY
----------------------------------------------------------------------
Shares sold ..........................................................    1,100,169    $ 12,890,822       2,516,677    $ 26,395,063
Shares redeemed ......................................................     (542,022)     (6,349,215)       (320,106)     (3,321,952)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      558,147    $  6,541,607       2,196,571    $ 23,073,111
                                                                       ============    ============    ============    ============




See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................   $     11.12   $     11.54   $     10.80   $      9.90   $      9.91

      Income (loss) from investment operations
           Net investment income (loss) .................          0.02         (0.03)        (0.02)         0.17          0.18
           Net realized and unrealized gain (loss) on
                investments..............................          1.48         (0.39)         0.85          0.90         (0.01)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.50         (0.42)         0.83          1.07          0.17
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.17)        (0.18)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.17)        (0.18)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ............................   $     12.62   $     11.12   $     11.54   $     10.80   $      9.90
                                                            ===========   ===========   ===========   ===========   ===========

Total return ............................................         13.49 %       (3.64)%        7.78 %       10.70 %        1.64 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ...........................   $ 4,811,294   $ 4,228,602   $ 3,924,962   $ 3,164,763   $ 2,710,312
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.29 %        1.67 %        3.19 %        3.30 %        5.05 %
           After expense reimbursements and waived fees            1.29 %        1.62 %        1.71 %        0.26 %        0.00 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees           0.14 %       (0.30)%       (1.65)%       (1.47)%       (2.87)%
           After expense reimbursements and waived fees            0.14 %       (0.25)%       (0.17)%        1.57 %        2.18 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......................  $     11.10   $     11.56   $     10.84   $      9.93   $      9.92

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.01)        (0.04)        (0.04)         0.13          0.12
           Net realized and unrealized gain (loss) on
                investments...............................         1.48         (0.42)         0.85          0.91          0.01
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.47         (0.46)         0.81          1.04          0.13
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.13)        (0.12)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.13)        (0.12)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................  $     12.57   $     11.10   $     11.56   $     10.84   $      9.93
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) .........................................        13.24 %       (3.98)%        7.57 %       10.41 %        1.36 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................  $19,788,825   $13,824,651   $ 2,739,727   $ 1,253,515   $   656,212
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.54 %        1.91 %        3.39 %        3.86 %        4.29 %
           After expense reimbursements and waived fees            1.54 %        1.87 %        1.96 %        0.68 %        0.25 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.11)%       (0.56)%       (1.91)%       (1.97)%       (1.96)%
           After expense reimbursements and waived fees           (0.11)%       (0.53)%       (0.48)%        1.21 %        2.08 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Total return does not reflect payment of a sales charge
                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................  $     10.97   $     11.50   $     10.87   $      9.97   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.10)        (0.10)        (0.07)         0.06          0.04
           Net realized and unrealized gain (loss) on
               investments ...............................         1.46         (0.43)         0.79          0.90         (0.23)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.36         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.06)        (0.04)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.06)        (0.04)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................  $     12.33   $     10.97   $     11.50   $     10.87   $      9.97
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) .........................................        12.40 %       (4.61)%        6.72 %        9.60 %       (1.85)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period ..........................  $14,870,965   $12,795,975   $ 4,307,197   $ 1,796,569   $ 1,168,374
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.14 %        4.33 %        4.09 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.28 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.50)%       (1.78)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.23)%        0.56 %        1.31 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     11.01   $     11.54   $     10.91   $      9.98   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income .................         (0.09)        (0.09)        (0.10)         0.03          0.03
           Net realized and unrealized gain (loss) on
               investments ..............................          1.46         (0.44)         0.82          0.93         (0.22)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.37         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.03)        (0.03)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.03)        (0.03)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     12.38   $     11.01   $     11.54   $     10.91   $      9.98
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) ........................................         12.44 %       (4.59)%        6.69 %        9.64 %       (1.86)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period .........................   $ 8,681,811   $ 5,634,827   $ 1,807,576   $   987,119   $   173,395
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.18 %        4.44 %        4.07 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.41 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.62)%       (1.77)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.19)%        0.40 %        1.30 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                         See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $106,120 has been charged to undistributed net realized gains, $87,231 has been charged to paid-in capital, and accumulated net investment loss has been credited $193,351, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.



                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2004, the Distributor retained sales charges in the amount of $17,739.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $43,316, $140,978, and $69,724, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $13,296,089 and $7,840,435, respectively, for the year ended May 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $58,971,025 and $67,011,000, respectively, for the year ended May 31, 2004.













                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-773-3863;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustee received aggregate compensation of $3,250 during the fiscal year ended May 31, 2004 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s)  Length                                        Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                         Independent Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Jack E. Brinson, 72            Trustee     Since   Retired; Previously,  President  of       1        Independent Trustee -  Gardner
                                           1997    Brinson   Investment  Co. (personal                Lewis Investment Trust for the
                                                   investments) and   President of                    three series of that trust; Th
                                                   Brinson Chevrolet, Inc. (auto                      Nottingham Investment Trust II
                                                   dealership)                                        for the eight  series  of that
                                                                                                      trust;  Hillman  Capital
                                                                                                      Management Investment Trust
                                                                                                      for  the  two  series of that
                                                                                                      trust;  Trust  for  the  one
                                                                                                      series   of  that   trust;
                                                                                                      MurphyMorris   Investment
                                                                                                      Trust for  the  one series of
                                                                                                      that  trust;  Merit  Advisors
                                                                                                      Investment   Trust  for   the
                                                                                                      one  series  of  that  trust;
                                                                                                      Merit  Advisors  Investment
                                                                                                      Trust II for the one series of
                                                                                                      that trust; and  de Leon Funds
                                                                                                      Trust for the one series of
                                                                                                      that trust (all registered
                                                                                                      investment companies)
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------



                                                                                                                         (Continued)

                                                          WISDOM FUND

                                                    ADDITIONAL INFORMATION

                                                         May 31, 2004
                                                          (Unaudited)


------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s) Length                                         Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                               Officers
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Douglas Davenport, 53       President,  Since   President (since 1998) of Atlanta        n/a                     n/a
Atlanta Investment Counsel,LLC Treasurer,  2003    Investment Counsel, LLC (Adviser of
3717 Haddon Hall Road, NW      Principal           the  Fund); previously, stockbroker
Suite 200                      Executive           at Lehman Brothers
Atlanta, GA  30327             Officer,
                               and
                               Principal
                               Financial
                               Officer
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Frank Watson III, 33        Secretary   Since   President  and Chief  Operating           n/a                     n/a
                                           1997    Officer  (since  1999)   of   The
                                                   Nottingham                 Company
                                                   (administrator  to   the    Fund);
                                                   previously, Chief Operating Officer
                                                   of The Nottingham Company
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Julian G. Winters, 35          Assistant   Since   Vice           President-Compliance       n/a                     n/a
                               Treasurer   2003    Administration  (since 1998) of The
                               and                 Nottingham Company.
                               Assistant
                               Secretary
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust and the Shareholders of Wisdom Fund

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the schedule of investments, as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ Deloitte & Touche LLP

July 19,2004


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2004



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327

                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863

                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), non-diversified risk, industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 26, 2004


Dear fellow Shareholders,

For the fiscal year ended May 31, 2004, the Wisdom Fund ("Fund") returned 13.24% for the Investor Class, 12.40% for the Class B, 12.44% for the Class C and 13.49% for the Institutional Class of shares. These returns are less than the 18.33% for the Standard and Poors 500 Total Return Index ("S&P 500 Index") for the same period. The reason why the Fund under performed the S&P 500 Index is primarily because the Fund held on average about 25% of its assets in short-term treasury bills and money market instruments. Since the objective of the Fund is to emulate both the public and private holdings of Berkshire Hathaway, Inc. ("Berkshire"), we try to keep our short term fixed income holdings as close as possible to at the same percentage as Berkshire's.

Warren Buffett is not afraid to hold cash and holding cash is like holding an option - the option to take advantage of volatility. The value of this option rises when market volatility rises. Many market participants neglect this important aspect of investing and stay fully invested at all times. When the market drops, they cannot do anything but watch (or sell out at the bottom). Being fully invested goes hand-in-hand with a focus on relative returns. We care only about absolute returns, not relative returns. By investing only when we believe stocks are selling at a large discount to value, we have benefited from a cushion that Benjamin Graham, a Columbia University professor and known as the "father of value investing," referred to as a "margin of safety."

While in college, Mr. Buffett read a book entitled "The Intelligent Investor" by Mr. Graham. Mr. Graham believed the most critical piece of investment information was a company's intrinsic value. He believed that the core task for investors is to accurately calculate this value and then maintain the discipline to buy a stock only when the price is below that calculated amount and that buying below that calculated value gives you a margin of safety. Mr. Buffett also believes that one should not even think about the direction of the market, because it is impossible to predict with any consistency. (Source: "The Warren Buffett Portfolio" by Robert Hagstrom)

The Stock Market

We believe the equity market has failed to fully benefit from the slight easing in interest rate worries that have recently helped the Treasury market. There is a nagging concern that profits will be in jeopardy because margins show signs of peaking (albeit from record highs) even before labor costs have heated up. Corporate guidance is much more supportive than in 2001-2003, but we believe investors are wary having been so badly burned by shady accounting practices and biased opinions from Wall Street. Thus, we see more upside in equities, once investors move beyond interest rate worries and return to reacting to bullish near-run profit trends. The downside of this forecast is that it could be the final phase of the post-2002 rally, as the interest rate reprieve should prove temporary.

The three drags on equities since early this year have recently improved, but only slightly. Rate fears have calmed, oil prices have corrected a bit and the dollar has stopped strengthening. We believe that the economic backdrop will stay supportive and any deceleration in earnings growth in the next six months should be modest, as higher selling prices will provide some offset to increased input costs.

We believe the stock market's prospective returns are still attractive compared to other asset classes. We also believe that the higher share valuations make this a stockpicker's market. Values do exist, but they are becoming harder to find. The rigors of our disciplined, bottom-up investment process, which focuses on finding undervalued stocks, helps us to take advantage of market volatility and to unearth value in today's market. We believe that our patient, long-term approach, which helps us avoid over reacting to short term events, gives us that extra edge. This is especially important when we have to select "proxies" for the private holding of Berkshire. Berkshire has only purchased one stock in the last ten months and that was HCA, Inc.* Following our investment guidelines, we purchased the same stock as soon as the news became public.

Thank you for your continued investment and confidence in the Wisdom Fund. We welcome your questions, thoughts and comments. You can reach us via email at contactwisdom@wisdomfund.com.


C. Douglas Davenport, J.D. President of Atlanta Investment Counsel, LLC Portfolio Manager of the Wisdom Fund


* HCA, Inc. represented 0.78% of the Fund's net assets as of May 31, 2004.

                                   WISDOM FUND

                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2004

[Graph Here]

--------------------------------------------------------------------------------
                Wisdom Fund - Investor              S&P 500 Total
                     Class Shares                    Return Index
--------------------------------------------------------------------------------
    02/16/99            $9,425                        $10,000
    05/31/99             9,370                         10,523
    08/31/99             9,191                         10,707
    11/30/99             9,551                         11,297
    02/29/00             8,311                         11,147
    05/31/00             9,498                         11,625
   8/31/2000             9,986                         12,454
  11/30/2000            10,847                         10,821
   2/28/2001            10,545                         10,233
   5/31/2001            10,487                         10,399
   8/31/2001            10,255                          9,417
  11/30/2001            10,361                          9,498
   2/28/2002            10,783                          9,259
   5/31/2002            11,281                          8,959
   8/31/2002            10,383                          7,722
  11/30/2002            10,373                          7,930
   2/28/2003             9,671                          7,159
   5/31/2003            10,832                          8,236
   8/31/2003            10,920                          8,654
  11/30/2003            11,417                          9,126
   2/29/2004            12,364                          9,917
   5/31/2004            12,266                          9,746



This graph depicts the performance of the Wisdom Fund - Investor Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

------------------------------ -------------- --------------- ------------------
                                                                Since 2/16/99
                                  One Year       Five Year      (Commencement
                                                                Of Operations)
------------------------------ -------------- --------------- ------------------
        No Sales Load              13.24 %         5.53 %            5.11 %
------------------------------ -------------- --------------- ------------------
   5.75% Maximum Sales Load         6.73 %         4.29 %            3.94 %
------------------------------ -------------- --------------- ------------------

>> The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At May 31, 2004, the value of the Fund's Investor Class Shares would have increased to $12,266 - a cumulative total investment return of 22.66% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the value of the Fund's Investor Class Shares would have grown to $13,015 - a cumulative total investment return of 30.15% since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At May 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $9,746 - a cumulative total investment return of (2.54)% since February 16, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.30%

Apparel - 0.24%
     Nike, Inc. ..............................................................                       1,600             $    113,840
                                                                                                                       ------------

Banks - 2.84%
     M & T Bank Corporation ..................................................                       2,030                  183,857
     SunTrust Banks, Inc. ....................................................                       1,100                   71,588
     Wells Fargo Company .....................................................                      18,922                1,112,614
                                                                                                                       ------------
                                                                                                                          1,368,059
                                                                                                                       ------------
Beverages - 7.40%
     The Coca-Cola Company ...................................................                      69,430                3,565,231
                                                                                                                       ------------

Building Materials - 0.64%
  (a)American Standard Companies, Inc. .......................................                       8,190                  307,289
                                                                                                                       ------------

Chemicals - 1.14%
     The Sherwin-Williams Company ............................................                      13,970                  549,021
                                                                                                                       ------------

Commercial Services - 3.10%
     Cendant Corporation .....................................................                       9,000                  206,460
     H&R Block, Inc. .........................................................                       3,320                  162,182
  (a)Iron Mountain Incorporated ..............................................                       5,100                  225,777
     Moody's Corporation .....................................................                      13,705                  896,170
                                                                                                                       ------------
                                                                                                                          1,490,589
                                                                                                                       ------------
Cosmetics & Personal Care - 2.81%
     The Gillette Company ....................................................                      31,380                1,352,164
                                                                                                                       ------------

Diversified Financial Services - 3.90%
     American Express Company ................................................                      37,050                1,878,435
                                                                                                                       ------------

Electric - 1.33%
     FPL Group, Inc. .........................................................                       5,865                  373,894
  (a)Reliant Energy, Inc. ....................................................                      27,000                  267,570
                                                                                                                       ------------
                                                                                                                            641,464
                                                                                                                       ------------
Food - 2.57%
     Cadbury Schweppes PLC ...................................................                       6,500                  224,250
     Sysco Corporation .......................................................                      18,166                  681,225
     WM Wrigley Jr. Company ..................................................                       5,300                  332,840
                                                                                                                       ------------
                                                                                                                          1,238,315
                                                                                                                       ------------
Health Care Services - 0.78%
  (a)Five Star Quality Care, Inc. ............................................                           4                       15
     HCA Inc. ................................................................                       9,700                  376,651
                                                                                                                       ------------
                                                                                                                            376,666
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.06%
     Leucadia National Corporation .............................................                     10,300            $    511,910
                                                                                                                       ------------

Home Builders - 0.13%
  (a)Champion Enterprises Inc. .................................................                      6,700                  62,645
                                                                                                                       ------------

Home Furnishings - 0.36%
     Ethan Allen Interiors, Inc. ...............................................                      4,430                 172,637
                                                                                                                       ------------

Insurance - Multiline - 17.57%
     Ambac Financial Group, Inc. ...............................................                      8,380                 579,477
     American International Group, Inc. ........................................                     32,150               2,356,595
     Aon Corporation ...........................................................                      6,000                 165,780
     Everest Re Group, Ltd. ....................................................                     20,015               1,638,228
     PartnerRe Ltd. ............................................................                     11,005                 614,959
     Platinum Underwriters Holding Limited .....................................                      2,000                  62,200
     RenaissanceRe Holdings Ltd. ...............................................                     36,978               1,954,287
     The Allstate Corporation ..................................................                     24,750               1,088,505
                                                                                                                       ------------
                                                                                                                          8,460,031
                                                                                                                       ------------
Insurance - Property & Casualty - 16.01%
     ACE Limited ...............................................................                     15,547                 640,225
     Fidelity National Financial, Inc. .........................................                     23,463                 881,974
     Infinity Property & Casualty Corporation ..................................                      6,900                 215,280
  (a)Markel Corporation ........................................................                      7,200               2,070,000
  (a)ProAssurance Corporation ..................................................                      6,900                 228,183
     SAFECO Corporation ........................................................                      6,000                 251,700
     The Chubb Corporation .....................................................                     15,400               1,037,498
     The Progressive Corporation ...............................................                      9,360                 802,807
     Wesco Financial Corporation ...............................................                        386                 145,503
     White Mountains Insurance Group Ltd. ......................................                      2,800               1,435,000
                                                                                                                       ------------
                                                                                                                          7,708,170
                                                                                                                       ------------
Media - 2.22%
     Gannett Company, Inc. .....................................................                      1,698                 149,084
     The Washington Post Company ...............................................                        970                 922,228
                                                                                                                       ------------
                                                                                                                          1,071,312
                                                                                                                       ------------
Miscellaneous Manufacturing - 0.31%
     Dover Corporation .........................................................                     3,800                  148,048
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.22%
           Exxon Mobil Corporation ...............................................                   7,000             $    302,750
           PetroChina Company Limited ............................................                   6,000                  285,000
                                                                                                                       ------------
                                                                                                                            587,750
                                                                                                                       ------------
      Packaging & Containers - 0.44%
        (a)Sealed Air Corporation ................................................                   4,252                  213,748
                                                                                                                       ------------

      Pipelines - 1.67%
           Kinder Morgan, Inc. ...................................................                  13,400                  804,000
                                                                                                                       ------------

      Real Estate Investment Trusts - 0.38%
           Tanger Factory Outlet Centers, Inc. ...................................                   2,735                  106,173
           The Town & Country Trust ..............................................                   3,156                   76,785
                                                                                                                       ------------
                                                                                                                            182,958
                                                                                                                       ------------
      Retail - 1.57%
           Brown Shoe Company, Inc. ..............................................                   3,300                  136,389
        (a)P.F. Chang's China Bistro, Inc. .......................................                   1,000                   45,260
           Wendy's International, Inc. ...........................................                   5,150                  194,619
        (a)Yum! Brands, Inc. .....................................................                   5,150                  193,125
        (a)Zale Corporation ......................................................                   3,400                  185,538
                                                                                                                       ------------
                                                                                                                            754,931
                                                                                                                       ------------
      Software - 1.45%
           Automatic Data Processing, Inc. .......................................                   7,200                  319,896
           First Data Corporation ................................................                   8,770                  379,653
                                                                                                                       ------------
                                                                                                                            699,549
                                                                                                                       ------------
      Textiles - 3.16%
        (a)Mohawk Industries, Inc. ...............................................                  20,495                1,521,549
                                                                                                                       ------------


           Total Common Stocks (Cost $29,271,336) ........................................................               35,780,311
                                                                                                                       ------------

MUTUAL FUNDS - 4.00%

      PIMCO High Yield Fund ......................................................                 188,453                1,762,036
      Templeton Global Income Fund Inc. ..........................................                  20,200                  164,428
                                                                                                                       ------------

           Total Mutual Funds (Cost $1,901,439) ..........................................................                1,926,464
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.99%

      Evergreen Institutional Municipal Money Market Fund ................................         240,067             $    240,067
      Merrimac Cash Series Fund ..........................................................       2,160,598                2,160,598
                                                                                                                       ------------
           Total Investment Companies (Cost $2,400,665) ..................................................                2,400,665
                                                                                                                       ------------

Total Value of Investments (Cost $33,573,440 (b)) ........................................           83.29 %           $ 40,107,440
Other Assets Less Liabilities ............................................................           16.71 %              8,045,455
                                                                                                 ---------             ------------
      Net Assets .........................................................................          100.00 %           $ 48,152,895
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,574,312.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ............................................................                        $  6,596,391
           Unrealized depreciation ............................................................                            (63,263)
                                                                                                                       ------------

                      Net unrealized appreciation .............................................                        $  6,533,128
                                                                                                                       ============





















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004


ASSETS
      Investments, at value (cost $33,573,440) .........................................................               $ 40,107,440
      Cash .............................................................................................                  7,931,538
      Income receivable ................................................................................                     56,999
      Receivable for fund shares sold ..................................................................                    109,178
      Other assets .....................................................................................                     13,756
                                                                                                                       ------------

           Total assets ................................................................................                 48,218,911
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     65,880
      Payable for fund shares redeemed .................................................................                        136
                                                                                                                       ------------

           Total liabilities ...........................................................................                     66,016
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 48,152,895
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 40,919,006
      Undistributed net realized gain on investments ...................................................                    699,889
      Net unrealized appreciation on investments .......................................................                  6,534,000
                                                                                                                       ------------
                                                                                                                       $ 48,152,895
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,811,294 / 381,177 shares) ...............................................................               $      12.62
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($19,788,825 / 1,574,345 shares) ............................................................               $      12.57
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $12.57) .........................................               $      13.34
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($14,870,965 / 1,206,269 shares) ............................................................               $      12.33
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($8,681,811 / 701,203 shares) ...............................................................               $      12.38
                                                                                                                       ============









See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     39,091
           Dividends .....................................................................................                  574,457
                                                                                                                       ------------

               Total income ..............................................................................                  613,548
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  214,245
           Fund administration fees (note 2) .............................................................                   53,561
           Distribution and service fees - Investor Class Shares (note 3) ................................                   43,316
           Distribution and service fees - Class B Shares (note 3) .......................................                  140,978
           Distribution and service fees - Class C Shares (note 3) .......................................                   69,724
           Custody fees (note 2) .........................................................................                   12,949
           Registration and filing administration fees (note 2) ..........................................                   26,381
           Fund accounting fees (note 2) .................................................................                   58,285
           Audit and tax preparation fees ................................................................                   14,150
           Legal fees ....................................................................................                   28,671
           Securities pricing fees .......................................................................                    5,560
           Shareholder recordkeeping fees (note 2) .......................................................                   49,178
           Shareholder servicing expenses ................................................................                   10,824
           Registration and filing expenses ..............................................................                   46,732
           Printing expenses .............................................................................                   13,014
           Trustee fees and meeting expenses .............................................................                    4,422
           Other operating expenses ......................................................................                   14,909
                                                                                                                       ------------

               Total expenses ............................................................................                  806,899
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (193,351)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                1,219,133
      Change in unrealized appreciation on investments ...................................................                4,101,451
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                5,320,584
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  5,127,233
                                                                                                                       ============








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

                                                                                  -------------------------------------------------
                                                                                                   2004                   2003
                                                                                  --------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ................................................                 $   (193,351)            $   (212,866)
         Net realized gain (loss) from investment transactions ..............                    1,219,133                 (179,255)
         Change in unrealized appreciation on investments ...................                    4,101,451                1,023,603
                                                                                              ------------             ------------
              Net increase in net assets resulting from operations ..........                    5,127,233                  631,482
                                                                                              ------------             ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    6,541,607               23,073,111
                                                                                              ------------             ------------

                     Total increase in net assets ...........................                   11,668,840               23,704,593

NET ASSETS
     Beginning of year ......................................................                   36,484,055               12,779,462
                                                                                              ------------             ------------

     End of year ............................................................                 $ 48,152,895             $ 36,484,055
                                                                                              ============             ============



(a) A summary of capital share activity follows:
                                                                        ------------------------------------------------------------
                                                                                  2004                              2003
                                                                          Shares         Value             Shares          Value
                                                                       -------------------------------------------------------------
----------------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................       50,016    $    602,397          59,533    $    629,968
Shares redeemed ......................................................      (49,270)       (570,625)        (19,266)       (200,123)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................          746    $     31,772          40,267    $    429,845
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                     INVESTOR CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      599,999    $  7,013,977       1,186,944    $ 12,484,955
Shares redeemed ......................................................     (271,446)     (3,202,206)       (178,198)     (1,844,784)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      328,553    $  3,811,771       1,008,746    $ 10,640,171
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS B SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      222,576    $  2,562,201         869,053    $  9,061,351
Shares redeemed ......................................................     (183,266)     (2,123,336)        (76,569)       (796,003)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................       39,310    $    438,865         792,484    $  8,265,348
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS C SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      227,578    $  2,712,247         401,147    $  4,218,789
Shares redeemed ......................................................      (38,040)       (453,048)        (46,073)       (481,042)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      189,538    $  2,259,199         355,074    $  3,737,747
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                         FUND SUMMARY
----------------------------------------------------------------------
Shares sold ..........................................................    1,100,169    $ 12,890,822       2,516,677    $ 26,395,063
Shares redeemed ......................................................     (542,022)     (6,349,215)       (320,106)     (3,321,952)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      558,147    $  6,541,607       2,196,571    $ 23,073,111
                                                                       ============    ============    ============    ============




See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................   $     11.12   $     11.54   $     10.80   $      9.90   $      9.91

      Income (loss) from investment operations
           Net investment income (loss) .................          0.02         (0.03)        (0.02)         0.17          0.18
           Net realized and unrealized gain (loss) on
                investments..............................          1.48         (0.39)         0.85          0.90         (0.01)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.50         (0.42)         0.83          1.07          0.17
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.17)        (0.18)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.17)        (0.18)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ............................   $     12.62   $     11.12   $     11.54   $     10.80   $      9.90
                                                            ===========   ===========   ===========   ===========   ===========

Total return ............................................         13.49 %       (3.64)%        7.78 %       10.70 %        1.64 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ...........................   $ 4,811,294   $ 4,228,602   $ 3,924,962   $ 3,164,763   $ 2,710,312
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.29 %        1.67 %        3.19 %        3.30 %        5.05 %
           After expense reimbursements and waived fees            1.29 %        1.62 %        1.71 %        0.26 %        0.00 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees           0.14 %       (0.30)%       (1.65)%       (1.47)%       (2.87)%
           After expense reimbursements and waived fees            0.14 %       (0.25)%       (0.17)%        1.57 %        2.18 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......................  $     11.10   $     11.56   $     10.84   $      9.93   $      9.92

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.01)        (0.04)        (0.04)         0.13          0.12
           Net realized and unrealized gain (loss) on
                investments...............................         1.48         (0.42)         0.85          0.91          0.01
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.47         (0.46)         0.81          1.04          0.13
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.13)        (0.12)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.13)        (0.12)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................  $     12.57   $     11.10   $     11.56   $     10.84   $      9.93
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) .........................................        13.24 %       (3.98)%        7.57 %       10.41 %        1.36 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................  $19,788,825   $13,824,651   $ 2,739,727   $ 1,253,515   $   656,212
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.54 %        1.91 %        3.39 %        3.86 %        4.29 %
           After expense reimbursements and waived fees            1.54 %        1.87 %        1.96 %        0.68 %        0.25 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.11)%       (0.56)%       (1.91)%       (1.97)%       (1.96)%
           After expense reimbursements and waived fees           (0.11)%       (0.53)%       (0.48)%        1.21 %        2.08 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Total return does not reflect payment of a sales charge
                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................  $     10.97   $     11.50   $     10.87   $      9.97   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.10)        (0.10)        (0.07)         0.06          0.04
           Net realized and unrealized gain (loss) on
               investments ...............................         1.46         (0.43)         0.79          0.90         (0.23)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.36         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.06)        (0.04)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.06)        (0.04)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................  $     12.33   $     10.97   $     11.50   $     10.87   $      9.97
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) .........................................        12.40 %       (4.61)%        6.72 %        9.60 %       (1.85)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period ..........................  $14,870,965   $12,795,975   $ 4,307,197   $ 1,796,569   $ 1,168,374
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.14 %        4.33 %        4.09 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.28 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.50)%       (1.78)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.23)%        0.56 %        1.31 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     11.01   $     11.54   $     10.91   $      9.98   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income .................         (0.09)        (0.09)        (0.10)         0.03          0.03
           Net realized and unrealized gain (loss) on
               investments ..............................          1.46         (0.44)         0.82          0.93         (0.22)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.37         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.03)        (0.03)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.03)        (0.03)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     12.38   $     11.01   $     11.54   $     10.91   $      9.98
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) ........................................         12.44 %       (4.59)%        6.69 %        9.64 %       (1.86)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period .........................   $ 8,681,811   $ 5,634,827   $ 1,807,576   $   987,119   $   173,395
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.18 %        4.44 %        4.07 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.41 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.62)%       (1.77)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.19)%        0.40 %        1.30 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                         See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $106,120 has been charged to undistributed net realized gains, $87,231 has been charged to paid-in capital, and accumulated net investment loss has been credited $193,351, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.



                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2004, the Distributor retained sales charges in the amount of $17,739.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $43,316, $140,978, and $69,724, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $13,296,089 and $7,840,435, respectively, for the year ended May 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $58,971,025 and $67,011,000, respectively, for the year ended May 31, 2004.













                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-773-3863;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustee received aggregate compensation of $3,250 during the fiscal year ended May 31, 2004 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s)  Length                                        Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                         Independent Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Jack E. Brinson, 72            Trustee     Since   Retired; Previously,  President  of       1        Independent Trustee -  Gardner
                                           1997    Brinson   Investment  Co. (personal                Lewis Investment Trust for the
                                                   investments) and   President of                    three series of that trust; Th
                                                   Brinson Chevrolet, Inc. (auto                      Nottingham Investment Trust II
                                                   dealership)                                        for the eight  series  of that
                                                                                                      trust;  Hillman  Capital
                                                                                                      Management Investment Trust
                                                                                                      for  the  two  series of that
                                                                                                      trust;  Trust  for  the  one
                                                                                                      series   of  that   trust;
                                                                                                      MurphyMorris   Investment
                                                                                                      Trust for  the  one series of
                                                                                                      that  trust;  Merit  Advisors
                                                                                                      Investment   Trust  for   the
                                                                                                      one  series  of  that  trust;
                                                                                                      Merit  Advisors  Investment
                                                                                                      Trust II for the one series of
                                                                                                      that trust; and  de Leon Funds
                                                                                                      Trust for the one series of
                                                                                                      that trust (all registered
                                                                                                      investment companies)
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------



                                                                                                                         (Continued)

                                                          WISDOM FUND

                                                    ADDITIONAL INFORMATION

                                                         May 31, 2004
                                                          (Unaudited)


------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s) Length                                         Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                               Officers
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Douglas Davenport, 53       President,  Since   President (since 1998) of Atlanta        n/a                     n/a
Atlanta Investment Counsel,LLC Treasurer,  2003    Investment Counsel, LLC (Adviser of
3717 Haddon Hall Road, NW      Principal           the  Fund); previously, stockbroker
Suite 200                      Executive           at Lehman Brothers
Atlanta, GA  30327             Officer,
                               and
                               Principal
                               Financial
                               Officer
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Frank Watson III, 33        Secretary   Since   President  and Chief  Operating           n/a                     n/a
                                           1997    Officer  (since  1999)   of   The
                                                   Nottingham                 Company
                                                   (administrator  to   the    Fund);
                                                   previously, Chief Operating Officer
                                                   of The Nottingham Company
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Julian G. Winters, 35          Assistant   Since   Vice           President-Compliance       n/a                     n/a
                               Treasurer   2003    Administration  (since 1998) of The
                               and                 Nottingham Company.
                               Assistant
                               Secretary
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust and the Shareholders of Wisdom Fund

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the schedule of investments, as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ Deloitte & Touche LLP

July 19,2004


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS B SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2004



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327

                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863

                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), non-diversified risk, industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 26, 2004


Dear fellow Shareholders,

For the fiscal year ended May 31, 2004, the Wisdom Fund ("Fund") returned 13.24% for the Investor Class, 12.40% for the Class B, 12.44% for the Class C and 13.49% for the Institutional Class of shares. These returns are less than the 18.33% for the Standard and Poors 500 Total Return Index ("S&P 500 Index") for the same period. The reason why the Fund under performed the S&P 500 Index is primarily because the Fund held on average about 25% of its assets in short-term treasury bills and money market instruments. Since the objective of the Fund is to emulate both the public and private holdings of Berkshire Hathaway, Inc. ("Berkshire"), we try to keep our short term fixed income holdings as close as possible to at the same percentage as Berkshire's.

Warren Buffett is not afraid to hold cash and holding cash is like holding an option - the option to take advantage of volatility. The value of this option rises when market volatility rises. Many market participants neglect this important aspect of investing and stay fully invested at all times. When the market drops, they cannot do anything but watch (or sell out at the bottom). Being fully invested goes hand-in-hand with a focus on relative returns. We care only about absolute returns, not relative returns. By investing only when we believe stocks are selling at a large discount to value, we have benefited from a cushion that Benjamin Graham, a Columbia University professor and known as the "father of value investing," referred to as a "margin of safety."

While in college, Mr. Buffett read a book entitled "The Intelligent Investor" by Mr. Graham. Mr. Graham believed the most critical piece of investment information was a company's intrinsic value. He believed that the core task for investors is to accurately calculate this value and then maintain the discipline to buy a stock only when the price is below that calculated amount and that buying below that calculated value gives you a margin of safety. Mr. Buffett also believes that one should not even think about the direction of the market, because it is impossible to predict with any consistency. (Source: "The Warren Buffett Portfolio" by Robert Hagstrom)

The Stock Market

We believe the equity market has failed to fully benefit from the slight easing in interest rate worries that have recently helped the Treasury market. There is a nagging concern that profits will be in jeopardy because margins show signs of peaking (albeit from record highs) even before labor costs have heated up. Corporate guidance is much more supportive than in 2001-2003, but we believe investors are wary having been so badly burned by shady accounting practices and biased opinions from Wall Street. Thus, we see more upside in equities, once investors move beyond interest rate worries and return to reacting to bullish near-run profit trends. The downside of this forecast is that it could be the final phase of the post-2002 rally, as the interest rate reprieve should prove temporary.

The three drags on equities since early this year have recently improved, but only slightly. Rate fears have calmed, oil prices have corrected a bit and the dollar has stopped strengthening. We believe that the economic backdrop will stay supportive and any deceleration in earnings growth in the next six months should be modest, as higher selling prices will provide some offset to increased input costs.

We believe the stock market's prospective returns are still attractive compared to other asset classes. We also believe that the higher share valuations make this a stockpicker's market. Values do exist, but they are becoming harder to find. The rigors of our disciplined, bottom-up investment process, which focuses on finding undervalued stocks, helps us to take advantage of market volatility and to unearth value in today's market. We believe that our patient, long-term approach, which helps us avoid over reacting to short term events, gives us that extra edge. This is especially important when we have to select "proxies" for the private holding of Berkshire. Berkshire has only purchased one stock in the last ten months and that was HCA, Inc.* Following our investment guidelines, we purchased the same stock as soon as the news became public.

Thank you for your continued investment and confidence in the Wisdom Fund. We welcome your questions, thoughts and comments. You can reach us via email at contactwisdom@wisdomfund.com.


C. Douglas Davenport, J.D. President of Atlanta Investment Counsel, LLC Portfolio Manager of the Wisdom Fund


* HCA, Inc. represented 0.78% of the Fund's net assets as of May 31, 2004.

                                   WISDOM FUND

                                 CLASS B SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2004

[Graph Here]

--------------------------------------------------------------------------------
                    Wisdom Fund -                  S&P 500 Total
                   Class B Shares                  Return Index
--------------------------------------------------------------------------------
   11/16/99           $10,000                        $10,000
   02/29/00             8,613                          9,655
   05/31/00             9,815                         10,070
   08/31/00            10,307                         10,787
   11/30/00            11,164                          9,373
   02/28/01            10,841                          8,863
   05/31/01            10,757                          9,007
   08/31/01            10,499                          8,156
   11/30/01            10,588                          8,227
   02/28/02            11,000                          8,020
   05/31/02            11,479                          7,760
   08/31/02            10,551                          6,689
   11/30/02            10,531                          6,868
   02/28/03             9,792                          6,201
   05/31/03            10,950                          7,134
   08/31/03            11,020                          7,496
   11/30/03            11,499                          7,905
   02/29/04            12,428                          8,590
   05/31/04            12,108                          8,442


This graph depicts the performance of the Wisdom Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

      ------------------------------ -------------- ---------------------
                                                       Since 11/16/99
                                       One Year        (Commencement
                                                       of Operations)
      ------------------------------ -------------- ---------------------
            No Sales Charges            12.40 %            4.68 %
      ------------------------------ -------------- ---------------------
          Maximum Sales Charge           8.40 %            4.30 %
      ------------------------------ -------------- ---------------------

>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the applicable maximum contingent deferred sales charge ("CDSC"), taken on the last business day of the most recently completed fiscal year. The table above includes the maximum CDSC corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested.

>> At May 31, 2004, the value of the Fund's Class B Shares would have increased to $12,108 - a cumulative total investment return of 21.08% since November 16, 1999. Without the deduction of the 2% maximum CDSC for the length of time the investment was held, the value of the Fund's Class B Shares would have increased to $12,308 - a cumulative total investment return of 23.08% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2004, a similar investment in the S&P 500 Total Return Index would have decreased to $8,442 - a cumulative total investment return of (15.58)% since November 16, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.30%

Apparel - 0.24%
     Nike, Inc. ..............................................................                       1,600             $    113,840
                                                                                                                       ------------

Banks - 2.84%
     M & T Bank Corporation ..................................................                       2,030                  183,857
     SunTrust Banks, Inc. ....................................................                       1,100                   71,588
     Wells Fargo Company .....................................................                      18,922                1,112,614
                                                                                                                       ------------
                                                                                                                          1,368,059
                                                                                                                       ------------
Beverages - 7.40%
     The Coca-Cola Company ...................................................                      69,430                3,565,231
                                                                                                                       ------------

Building Materials - 0.64%
  (a)American Standard Companies, Inc. .......................................                       8,190                  307,289
                                                                                                                       ------------

Chemicals - 1.14%
     The Sherwin-Williams Company ............................................                      13,970                  549,021
                                                                                                                       ------------

Commercial Services - 3.10%
     Cendant Corporation .....................................................                       9,000                  206,460
     H&R Block, Inc. .........................................................                       3,320                  162,182
  (a)Iron Mountain Incorporated ..............................................                       5,100                  225,777
     Moody's Corporation .....................................................                      13,705                  896,170
                                                                                                                       ------------
                                                                                                                          1,490,589
                                                                                                                       ------------
Cosmetics & Personal Care - 2.81%
     The Gillette Company ....................................................                      31,380                1,352,164
                                                                                                                       ------------

Diversified Financial Services - 3.90%
     American Express Company ................................................                      37,050                1,878,435
                                                                                                                       ------------

Electric - 1.33%
     FPL Group, Inc. .........................................................                       5,865                  373,894
  (a)Reliant Energy, Inc. ....................................................                      27,000                  267,570
                                                                                                                       ------------
                                                                                                                            641,464
                                                                                                                       ------------
Food - 2.57%
     Cadbury Schweppes PLC ...................................................                       6,500                  224,250
     Sysco Corporation .......................................................                      18,166                  681,225
     WM Wrigley Jr. Company ..................................................                       5,300                  332,840
                                                                                                                       ------------
                                                                                                                          1,238,315
                                                                                                                       ------------
Health Care Services - 0.78%
  (a)Five Star Quality Care, Inc. ............................................                           4                       15
     HCA Inc. ................................................................                       9,700                  376,651
                                                                                                                       ------------
                                                                                                                            376,666
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.06%
     Leucadia National Corporation .............................................                     10,300            $    511,910
                                                                                                                       ------------

Home Builders - 0.13%
  (a)Champion Enterprises Inc. .................................................                      6,700                  62,645
                                                                                                                       ------------

Home Furnishings - 0.36%
     Ethan Allen Interiors, Inc. ...............................................                      4,430                 172,637
                                                                                                                       ------------

Insurance - Multiline - 17.57%
     Ambac Financial Group, Inc. ...............................................                      8,380                 579,477
     American International Group, Inc. ........................................                     32,150               2,356,595
     Aon Corporation ...........................................................                      6,000                 165,780
     Everest Re Group, Ltd. ....................................................                     20,015               1,638,228
     PartnerRe Ltd. ............................................................                     11,005                 614,959
     Platinum Underwriters Holding Limited .....................................                      2,000                  62,200
     RenaissanceRe Holdings Ltd. ...............................................                     36,978               1,954,287
     The Allstate Corporation ..................................................                     24,750               1,088,505
                                                                                                                       ------------
                                                                                                                          8,460,031
                                                                                                                       ------------
Insurance - Property & Casualty - 16.01%
     ACE Limited ...............................................................                     15,547                 640,225
     Fidelity National Financial, Inc. .........................................                     23,463                 881,974
     Infinity Property & Casualty Corporation ..................................                      6,900                 215,280
  (a)Markel Corporation ........................................................                      7,200               2,070,000
  (a)ProAssurance Corporation ..................................................                      6,900                 228,183
     SAFECO Corporation ........................................................                      6,000                 251,700
     The Chubb Corporation .....................................................                     15,400               1,037,498
     The Progressive Corporation ...............................................                      9,360                 802,807
     Wesco Financial Corporation ...............................................                        386                 145,503
     White Mountains Insurance Group Ltd. ......................................                      2,800               1,435,000
                                                                                                                       ------------
                                                                                                                          7,708,170
                                                                                                                       ------------
Media - 2.22%
     Gannett Company, Inc. .....................................................                      1,698                 149,084
     The Washington Post Company ...............................................                        970                 922,228
                                                                                                                       ------------
                                                                                                                          1,071,312
                                                                                                                       ------------
Miscellaneous Manufacturing - 0.31%
     Dover Corporation .........................................................                     3,800                  148,048
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.22%
           Exxon Mobil Corporation ...............................................                   7,000             $    302,750
           PetroChina Company Limited ............................................                   6,000                  285,000
                                                                                                                       ------------
                                                                                                                            587,750
                                                                                                                       ------------
      Packaging & Containers - 0.44%
        (a)Sealed Air Corporation ................................................                   4,252                  213,748
                                                                                                                       ------------

      Pipelines - 1.67%
           Kinder Morgan, Inc. ...................................................                  13,400                  804,000
                                                                                                                       ------------

      Real Estate Investment Trusts - 0.38%
           Tanger Factory Outlet Centers, Inc. ...................................                   2,735                  106,173
           The Town & Country Trust ..............................................                   3,156                   76,785
                                                                                                                       ------------
                                                                                                                            182,958
                                                                                                                       ------------
      Retail - 1.57%
           Brown Shoe Company, Inc. ..............................................                   3,300                  136,389
        (a)P.F. Chang's China Bistro, Inc. .......................................                   1,000                   45,260
           Wendy's International, Inc. ...........................................                   5,150                  194,619
        (a)Yum! Brands, Inc. .....................................................                   5,150                  193,125
        (a)Zale Corporation ......................................................                   3,400                  185,538
                                                                                                                       ------------
                                                                                                                            754,931
                                                                                                                       ------------
      Software - 1.45%
           Automatic Data Processing, Inc. .......................................                   7,200                  319,896
           First Data Corporation ................................................                   8,770                  379,653
                                                                                                                       ------------
                                                                                                                            699,549
                                                                                                                       ------------
      Textiles - 3.16%
        (a)Mohawk Industries, Inc. ...............................................                  20,495                1,521,549
                                                                                                                       ------------


           Total Common Stocks (Cost $29,271,336) ........................................................               35,780,311
                                                                                                                       ------------

MUTUAL FUNDS - 4.00%

      PIMCO High Yield Fund ......................................................                 188,453                1,762,036
      Templeton Global Income Fund Inc. ..........................................                  20,200                  164,428
                                                                                                                       ------------

           Total Mutual Funds (Cost $1,901,439) ..........................................................                1,926,464
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.99%

      Evergreen Institutional Municipal Money Market Fund ................................         240,067             $    240,067
      Merrimac Cash Series Fund ..........................................................       2,160,598                2,160,598
                                                                                                                       ------------
           Total Investment Companies (Cost $2,400,665) ..................................................                2,400,665
                                                                                                                       ------------

Total Value of Investments (Cost $33,573,440 (b)) ........................................           83.29 %           $ 40,107,440
Other Assets Less Liabilities ............................................................           16.71 %              8,045,455
                                                                                                 ---------             ------------
      Net Assets .........................................................................          100.00 %           $ 48,152,895
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,574,312.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ............................................................                        $  6,596,391
           Unrealized depreciation ............................................................                            (63,263)
                                                                                                                       ------------

                      Net unrealized appreciation .............................................                        $  6,533,128
                                                                                                                       ============





















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004


ASSETS
      Investments, at value (cost $33,573,440) .........................................................               $ 40,107,440
      Cash .............................................................................................                  7,931,538
      Income receivable ................................................................................                     56,999
      Receivable for fund shares sold ..................................................................                    109,178
      Other assets .....................................................................................                     13,756
                                                                                                                       ------------

           Total assets ................................................................................                 48,218,911
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     65,880
      Payable for fund shares redeemed .................................................................                        136
                                                                                                                       ------------

           Total liabilities ...........................................................................                     66,016
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 48,152,895
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 40,919,006
      Undistributed net realized gain on investments ...................................................                    699,889
      Net unrealized appreciation on investments .......................................................                  6,534,000
                                                                                                                       ------------
                                                                                                                       $ 48,152,895
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,811,294 / 381,177 shares) ...............................................................               $      12.62
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($19,788,825 / 1,574,345 shares) ............................................................               $      12.57
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $12.57) .........................................               $      13.34
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($14,870,965 / 1,206,269 shares) ............................................................               $      12.33
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($8,681,811 / 701,203 shares) ...............................................................               $      12.38
                                                                                                                       ============









See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     39,091
           Dividends .....................................................................................                  574,457
                                                                                                                       ------------

               Total income ..............................................................................                  613,548
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  214,245
           Fund administration fees (note 2) .............................................................                   53,561
           Distribution and service fees - Investor Class Shares (note 3) ................................                   43,316
           Distribution and service fees - Class B Shares (note 3) .......................................                  140,978
           Distribution and service fees - Class C Shares (note 3) .......................................                   69,724
           Custody fees (note 2) .........................................................................                   12,949
           Registration and filing administration fees (note 2) ..........................................                   26,381
           Fund accounting fees (note 2) .................................................................                   58,285
           Audit and tax preparation fees ................................................................                   14,150
           Legal fees ....................................................................................                   28,671
           Securities pricing fees .......................................................................                    5,560
           Shareholder recordkeeping fees (note 2) .......................................................                   49,178
           Shareholder servicing expenses ................................................................                   10,824
           Registration and filing expenses ..............................................................                   46,732
           Printing expenses .............................................................................                   13,014
           Trustee fees and meeting expenses .............................................................                    4,422
           Other operating expenses ......................................................................                   14,909
                                                                                                                       ------------

               Total expenses ............................................................................                  806,899
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (193,351)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                1,219,133
      Change in unrealized appreciation on investments ...................................................                4,101,451
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                5,320,584
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  5,127,233
                                                                                                                       ============








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

                                                                                  -------------------------------------------------
                                                                                                   2004                   2003
                                                                                  --------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ................................................                 $   (193,351)            $   (212,866)
         Net realized gain (loss) from investment transactions ..............                    1,219,133                 (179,255)
         Change in unrealized appreciation on investments ...................                    4,101,451                1,023,603
                                                                                              ------------             ------------
              Net increase in net assets resulting from operations ..........                    5,127,233                  631,482
                                                                                              ------------             ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    6,541,607               23,073,111
                                                                                              ------------             ------------

                     Total increase in net assets ...........................                   11,668,840               23,704,593

NET ASSETS
     Beginning of year ......................................................                   36,484,055               12,779,462
                                                                                              ------------             ------------

     End of year ............................................................                 $ 48,152,895             $ 36,484,055
                                                                                              ============             ============



(a) A summary of capital share activity follows:
                                                                        ------------------------------------------------------------
                                                                                  2004                              2003
                                                                          Shares         Value             Shares          Value
                                                                       -------------------------------------------------------------
----------------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................       50,016    $    602,397          59,533    $    629,968
Shares redeemed ......................................................      (49,270)       (570,625)        (19,266)       (200,123)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................          746    $     31,772          40,267    $    429,845
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                     INVESTOR CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      599,999    $  7,013,977       1,186,944    $ 12,484,955
Shares redeemed ......................................................     (271,446)     (3,202,206)       (178,198)     (1,844,784)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      328,553    $  3,811,771       1,008,746    $ 10,640,171
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS B SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      222,576    $  2,562,201         869,053    $  9,061,351
Shares redeemed ......................................................     (183,266)     (2,123,336)        (76,569)       (796,003)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................       39,310    $    438,865         792,484    $  8,265,348
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS C SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      227,578    $  2,712,247         401,147    $  4,218,789
Shares redeemed ......................................................      (38,040)       (453,048)        (46,073)       (481,042)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      189,538    $  2,259,199         355,074    $  3,737,747
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                         FUND SUMMARY
----------------------------------------------------------------------
Shares sold ..........................................................    1,100,169    $ 12,890,822       2,516,677    $ 26,395,063
Shares redeemed ......................................................     (542,022)     (6,349,215)       (320,106)     (3,321,952)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      558,147    $  6,541,607       2,196,571    $ 23,073,111
                                                                       ============    ============    ============    ============




See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................   $     11.12   $     11.54   $     10.80   $      9.90   $      9.91

      Income (loss) from investment operations
           Net investment income (loss) .................          0.02         (0.03)        (0.02)         0.17          0.18
           Net realized and unrealized gain (loss) on
                investments..............................          1.48         (0.39)         0.85          0.90         (0.01)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.50         (0.42)         0.83          1.07          0.17
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.17)        (0.18)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.17)        (0.18)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ............................   $     12.62   $     11.12   $     11.54   $     10.80   $      9.90
                                                            ===========   ===========   ===========   ===========   ===========

Total return ............................................         13.49 %       (3.64)%        7.78 %       10.70 %        1.64 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ...........................   $ 4,811,294   $ 4,228,602   $ 3,924,962   $ 3,164,763   $ 2,710,312
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.29 %        1.67 %        3.19 %        3.30 %        5.05 %
           After expense reimbursements and waived fees            1.29 %        1.62 %        1.71 %        0.26 %        0.00 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees           0.14 %       (0.30)%       (1.65)%       (1.47)%       (2.87)%
           After expense reimbursements and waived fees            0.14 %       (0.25)%       (0.17)%        1.57 %        2.18 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......................  $     11.10   $     11.56   $     10.84   $      9.93   $      9.92

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.01)        (0.04)        (0.04)         0.13          0.12
           Net realized and unrealized gain (loss) on
                investments...............................         1.48         (0.42)         0.85          0.91          0.01
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.47         (0.46)         0.81          1.04          0.13
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.13)        (0.12)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.13)        (0.12)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................  $     12.57   $     11.10   $     11.56   $     10.84   $      9.93
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) .........................................        13.24 %       (3.98)%        7.57 %       10.41 %        1.36 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................  $19,788,825   $13,824,651   $ 2,739,727   $ 1,253,515   $   656,212
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.54 %        1.91 %        3.39 %        3.86 %        4.29 %
           After expense reimbursements and waived fees            1.54 %        1.87 %        1.96 %        0.68 %        0.25 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.11)%       (0.56)%       (1.91)%       (1.97)%       (1.96)%
           After expense reimbursements and waived fees           (0.11)%       (0.53)%       (0.48)%        1.21 %        2.08 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Total return does not reflect payment of a sales charge
                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................  $     10.97   $     11.50   $     10.87   $      9.97   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.10)        (0.10)        (0.07)         0.06          0.04
           Net realized and unrealized gain (loss) on
               investments ...............................         1.46         (0.43)         0.79          0.90         (0.23)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.36         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.06)        (0.04)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.06)        (0.04)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................  $     12.33   $     10.97   $     11.50   $     10.87   $      9.97
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) .........................................        12.40 %       (4.61)%        6.72 %        9.60 %       (1.85)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period ..........................  $14,870,965   $12,795,975   $ 4,307,197   $ 1,796,569   $ 1,168,374
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.14 %        4.33 %        4.09 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.28 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.50)%       (1.78)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.23)%        0.56 %        1.31 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     11.01   $     11.54   $     10.91   $      9.98   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income .................         (0.09)        (0.09)        (0.10)         0.03          0.03
           Net realized and unrealized gain (loss) on
               investments ..............................          1.46         (0.44)         0.82          0.93         (0.22)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.37         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.03)        (0.03)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.03)        (0.03)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     12.38   $     11.01   $     11.54   $     10.91   $      9.98
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) ........................................         12.44 %       (4.59)%        6.69 %        9.64 %       (1.86)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period .........................   $ 8,681,811   $ 5,634,827   $ 1,807,576   $   987,119   $   173,395
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.18 %        4.44 %        4.07 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.41 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.62)%       (1.77)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.19)%        0.40 %        1.30 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                         See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $106,120 has been charged to undistributed net realized gains, $87,231 has been charged to paid-in capital, and accumulated net investment loss has been credited $193,351, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.



                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2004, the Distributor retained sales charges in the amount of $17,739.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $43,316, $140,978, and $69,724, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $13,296,089 and $7,840,435, respectively, for the year ended May 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $58,971,025 and $67,011,000, respectively, for the year ended May 31, 2004.













                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-773-3863;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustee received aggregate compensation of $3,250 during the fiscal year ended May 31, 2004 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s)  Length                                        Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                         Independent Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Jack E. Brinson, 72            Trustee     Since   Retired; Previously,  President  of       1        Independent Trustee -  Gardner
                                           1997    Brinson   Investment  Co. (personal                Lewis Investment Trust for the
                                                   investments) and   President of                    three series of that trust; Th
                                                   Brinson Chevrolet, Inc. (auto                      Nottingham Investment Trust II
                                                   dealership)                                        for the eight  series  of that
                                                                                                      trust;  Hillman  Capital
                                                                                                      Management Investment Trust
                                                                                                      for  the  two  series of that
                                                                                                      trust;  Trust  for  the  one
                                                                                                      series   of  that   trust;
                                                                                                      MurphyMorris   Investment
                                                                                                      Trust for  the  one series of
                                                                                                      that  trust;  Merit  Advisors
                                                                                                      Investment   Trust  for   the
                                                                                                      one  series  of  that  trust;
                                                                                                      Merit  Advisors  Investment
                                                                                                      Trust II for the one series of
                                                                                                      that trust; and  de Leon Funds
                                                                                                      Trust for the one series of
                                                                                                      that trust (all registered
                                                                                                      investment companies)
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------



                                                                                                                         (Continued)

                                                          WISDOM FUND

                                                    ADDITIONAL INFORMATION

                                                         May 31, 2004
                                                          (Unaudited)


------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s) Length                                         Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                               Officers
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Douglas Davenport, 53       President,  Since   President (since 1998) of Atlanta        n/a                     n/a
Atlanta Investment Counsel,LLC Treasurer,  2003    Investment Counsel, LLC (Adviser of
3717 Haddon Hall Road, NW      Principal           the  Fund); previously, stockbroker
Suite 200                      Executive           at Lehman Brothers
Atlanta, GA  30327             Officer,
                               and
                               Principal
                               Financial
                               Officer
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Frank Watson III, 33        Secretary   Since   President  and Chief  Operating           n/a                     n/a
                                           1997    Officer  (since  1999)   of   The
                                                   Nottingham                 Company
                                                   (administrator  to   the    Fund);
                                                   previously, Chief Operating Officer
                                                   of The Nottingham Company
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Julian G. Winters, 35          Assistant   Since   Vice           President-Compliance       n/a                     n/a
                               Treasurer   2003    Administration  (since 1998) of The
                               and                 Nottingham Company.
                               Assistant
                               Secretary
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust and the Shareholders of Wisdom Fund

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the schedule of investments, as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ Deloitte & Touche LLP

July 19,2004


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS C SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2004



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327

                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863

                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), non-diversified risk, industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 26, 2004


Dear fellow Shareholders,

For the fiscal year ended May 31, 2004, the Wisdom Fund ("Fund") returned 13.24% for the Investor Class, 12.40% for the Class B, 12.44% for the Class C and 13.49% for the Institutional Class of shares. These returns are less than the 18.33% for the Standard and Poors 500 Total Return Index ("S&P 500 Index") for the same period. The reason why the Fund under performed the S&P 500 Index is primarily because the Fund held on average about 25% of its assets in short-term treasury bills and money market instruments. Since the objective of the Fund is to emulate both the public and private holdings of Berkshire Hathaway, Inc. ("Berkshire"), we try to keep our short term fixed income holdings as close as possible to at the same percentage as Berkshire's.

Warren Buffett is not afraid to hold cash and holding cash is like holding an option - the option to take advantage of volatility. The value of this option rises when market volatility rises. Many market participants neglect this important aspect of investing and stay fully invested at all times. When the market drops, they cannot do anything but watch (or sell out at the bottom). Being fully invested goes hand-in-hand with a focus on relative returns. We care only about absolute returns, not relative returns. By investing only when we believe stocks are selling at a large discount to value, we have benefited from a cushion that Benjamin Graham, a Columbia University professor and known as the "father of value investing," referred to as a "margin of safety."

While in college, Mr. Buffett read a book entitled "The Intelligent Investor" by Mr. Graham. Mr. Graham believed the most critical piece of investment information was a company's intrinsic value. He believed that the core task for investors is to accurately calculate this value and then maintain the discipline to buy a stock only when the price is below that calculated amount and that buying below that calculated value gives you a margin of safety. Mr. Buffett also believes that one should not even think about the direction of the market, because it is impossible to predict with any consistency. (Source: "The Warren Buffett Portfolio" by Robert Hagstrom)

The Stock Market

We believe the equity market has failed to fully benefit from the slight easing in interest rate worries that have recently helped the Treasury market. There is a nagging concern that profits will be in jeopardy because margins show signs of peaking (albeit from record highs) even before labor costs have heated up. Corporate guidance is much more supportive than in 2001-2003, but we believe investors are wary having been so badly burned by shady accounting practices and biased opinions from Wall Street. Thus, we see more upside in equities, once investors move beyond interest rate worries and return to reacting to bullish near-run profit trends. The downside of this forecast is that it could be the final phase of the post-2002 rally, as the interest rate reprieve should prove temporary.

The three drags on equities since early this year have recently improved, but only slightly. Rate fears have calmed, oil prices have corrected a bit and the dollar has stopped strengthening. We believe that the economic backdrop will stay supportive and any deceleration in earnings growth in the next six months should be modest, as higher selling prices will provide some offset to increased input costs.

We believe the stock market's prospective returns are still attractive compared to other asset classes. We also believe that the higher share valuations make this a stockpicker's market. Values do exist, but they are becoming harder to find. The rigors of our disciplined, bottom-up investment process, which focuses on finding undervalued stocks, helps us to take advantage of market volatility and to unearth value in today's market. We believe that our patient, long-term approach, which helps us avoid over reacting to short term events, gives us that extra edge. This is especially important when we have to select "proxies" for the private holding of Berkshire. Berkshire has only purchased one stock in the last ten months and that was HCA, Inc.* Following our investment guidelines, we purchased the same stock as soon as the news became public.

Thank you for your continued investment and confidence in the Wisdom Fund. We welcome your questions, thoughts and comments. You can reach us via email at contactwisdom@wisdomfund.com.


C. Douglas Davenport, J.D. President of Atlanta Investment Counsel, LLC Portfolio Manager of the Wisdom Fund


* HCA, Inc. represented 0.78% of the Fund's net assets as of May 31, 2004.

                                   WISDOM FUND

                                 CLASS C SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2004
--------------------------------------------------------------------------------
                     Wisdom Fund -                  S&P 500 Total
                    Class C Shares                  Return Index
--------------------------------------------------------------------------------
    11/16/99           $10,000                        $10,000
    02/29/00             8,613                          9,655
    05/31/00             9,814                         10,070
    08/31/00            10,306                         10,787
    11/30/00            11,161                          9,373
    02/28/01            10,839                          8,863
   5/31/2001            10,760                          9,007
    08/31/01            10,494                          8,156
    11/30/01            10,592                          8,227
    02/28/02            10,993                          8,020
   5/31/2002            11,480                          7,760
    08/31/02            10,565                          6,689
    11/30/02            10,535                          6,868
    02/28/03             9,809                          6,201
   5/31/2003            10,953                          7,134
    08/31/03            11,033                          7,496
    11/30/03            11,510                          7,905
    02/29/04            12,435                          8,590
   5/31/2004            12,316                          8,442




This graph depicts the performance of the Wisdom Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

    --------------------------------- ------------- ---------------------
                                                       Since 11/16/99
                                        One Year       (Commencement
                                                       of Operations)
    --------------------------------- ------------- ---------------------
            No Sales Charges             12.44 %            4.69 %
    --------------------------------- ------------- ---------------------
        1% Maximum Sales Charge          11.44 %            4.69 %
    --------------------------------- ------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the CDSC for the Class C Shares declines to 0% after the first year. However, the CDSC is reflected in the return table above as applicable. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested.

>> At May 31, 2004, the value of the Fund's Class C Shares would have increased to $12,316 - a cumulative total investment return of 23.16% since November 16, 1999.

>> At May 31, 2004, a similar investment in the S&P 500 Total Return Index would have decreased to $8,442 - a cumulative total investment return of (15.58)% since November 16, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.30%

Apparel - 0.24%
     Nike, Inc. ..............................................................                       1,600             $    113,840
                                                                                                                       ------------

Banks - 2.84%
     M & T Bank Corporation ..................................................                       2,030                  183,857
     SunTrust Banks, Inc. ....................................................                       1,100                   71,588
     Wells Fargo Company .....................................................                      18,922                1,112,614
                                                                                                                       ------------
                                                                                                                          1,368,059
                                                                                                                       ------------
Beverages - 7.40%
     The Coca-Cola Company ...................................................                      69,430                3,565,231
                                                                                                                       ------------

Building Materials - 0.64%
  (a)American Standard Companies, Inc. .......................................                       8,190                  307,289
                                                                                                                       ------------

Chemicals - 1.14%
     The Sherwin-Williams Company ............................................                      13,970                  549,021
                                                                                                                       ------------

Commercial Services - 3.10%
     Cendant Corporation .....................................................                       9,000                  206,460
     H&R Block, Inc. .........................................................                       3,320                  162,182
  (a)Iron Mountain Incorporated ..............................................                       5,100                  225,777
     Moody's Corporation .....................................................                      13,705                  896,170
                                                                                                                       ------------
                                                                                                                          1,490,589
                                                                                                                       ------------
Cosmetics & Personal Care - 2.81%
     The Gillette Company ....................................................                      31,380                1,352,164
                                                                                                                       ------------

Diversified Financial Services - 3.90%
     American Express Company ................................................                      37,050                1,878,435
                                                                                                                       ------------

Electric - 1.33%
     FPL Group, Inc. .........................................................                       5,865                  373,894
  (a)Reliant Energy, Inc. ....................................................                      27,000                  267,570
                                                                                                                       ------------
                                                                                                                            641,464
                                                                                                                       ------------
Food - 2.57%
     Cadbury Schweppes PLC ...................................................                       6,500                  224,250
     Sysco Corporation .......................................................                      18,166                  681,225
     WM Wrigley Jr. Company ..................................................                       5,300                  332,840
                                                                                                                       ------------
                                                                                                                          1,238,315
                                                                                                                       ------------
Health Care Services - 0.78%
  (a)Five Star Quality Care, Inc. ............................................                           4                       15
     HCA Inc. ................................................................                       9,700                  376,651
                                                                                                                       ------------
                                                                                                                            376,666
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.06%
     Leucadia National Corporation .............................................                     10,300            $    511,910
                                                                                                                       ------------

Home Builders - 0.13%
  (a)Champion Enterprises Inc. .................................................                      6,700                  62,645
                                                                                                                       ------------

Home Furnishings - 0.36%
     Ethan Allen Interiors, Inc. ...............................................                      4,430                 172,637
                                                                                                                       ------------

Insurance - Multiline - 17.57%
     Ambac Financial Group, Inc. ...............................................                      8,380                 579,477
     American International Group, Inc. ........................................                     32,150               2,356,595
     Aon Corporation ...........................................................                      6,000                 165,780
     Everest Re Group, Ltd. ....................................................                     20,015               1,638,228
     PartnerRe Ltd. ............................................................                     11,005                 614,959
     Platinum Underwriters Holding Limited .....................................                      2,000                  62,200
     RenaissanceRe Holdings Ltd. ...............................................                     36,978               1,954,287
     The Allstate Corporation ..................................................                     24,750               1,088,505
                                                                                                                       ------------
                                                                                                                          8,460,031
                                                                                                                       ------------
Insurance - Property & Casualty - 16.01%
     ACE Limited ...............................................................                     15,547                 640,225
     Fidelity National Financial, Inc. .........................................                     23,463                 881,974
     Infinity Property & Casualty Corporation ..................................                      6,900                 215,280
  (a)Markel Corporation ........................................................                      7,200               2,070,000
  (a)ProAssurance Corporation ..................................................                      6,900                 228,183
     SAFECO Corporation ........................................................                      6,000                 251,700
     The Chubb Corporation .....................................................                     15,400               1,037,498
     The Progressive Corporation ...............................................                      9,360                 802,807
     Wesco Financial Corporation ...............................................                        386                 145,503
     White Mountains Insurance Group Ltd. ......................................                      2,800               1,435,000
                                                                                                                       ------------
                                                                                                                          7,708,170
                                                                                                                       ------------
Media - 2.22%
     Gannett Company, Inc. .....................................................                      1,698                 149,084
     The Washington Post Company ...............................................                        970                 922,228
                                                                                                                       ------------
                                                                                                                          1,071,312
                                                                                                                       ------------
Miscellaneous Manufacturing - 0.31%
     Dover Corporation .........................................................                     3,800                  148,048
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.22%
           Exxon Mobil Corporation ...............................................                   7,000             $    302,750
           PetroChina Company Limited ............................................                   6,000                  285,000
                                                                                                                       ------------
                                                                                                                            587,750
                                                                                                                       ------------
      Packaging & Containers - 0.44%
        (a)Sealed Air Corporation ................................................                   4,252                  213,748
                                                                                                                       ------------

      Pipelines - 1.67%
           Kinder Morgan, Inc. ...................................................                  13,400                  804,000
                                                                                                                       ------------

      Real Estate Investment Trusts - 0.38%
           Tanger Factory Outlet Centers, Inc. ...................................                   2,735                  106,173
           The Town & Country Trust ..............................................                   3,156                   76,785
                                                                                                                       ------------
                                                                                                                            182,958
                                                                                                                       ------------
      Retail - 1.57%
           Brown Shoe Company, Inc. ..............................................                   3,300                  136,389
        (a)P.F. Chang's China Bistro, Inc. .......................................                   1,000                   45,260
           Wendy's International, Inc. ...........................................                   5,150                  194,619
        (a)Yum! Brands, Inc. .....................................................                   5,150                  193,125
        (a)Zale Corporation ......................................................                   3,400                  185,538
                                                                                                                       ------------
                                                                                                                            754,931
                                                                                                                       ------------
      Software - 1.45%
           Automatic Data Processing, Inc. .......................................                   7,200                  319,896
           First Data Corporation ................................................                   8,770                  379,653
                                                                                                                       ------------
                                                                                                                            699,549
                                                                                                                       ------------
      Textiles - 3.16%
        (a)Mohawk Industries, Inc. ...............................................                  20,495                1,521,549
                                                                                                                       ------------


           Total Common Stocks (Cost $29,271,336) ........................................................               35,780,311
                                                                                                                       ------------

MUTUAL FUNDS - 4.00%

      PIMCO High Yield Fund ......................................................                 188,453                1,762,036
      Templeton Global Income Fund Inc. ..........................................                  20,200                  164,428
                                                                                                                       ------------

           Total Mutual Funds (Cost $1,901,439) ..........................................................                1,926,464
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.99%

      Evergreen Institutional Municipal Money Market Fund ................................         240,067             $    240,067
      Merrimac Cash Series Fund ..........................................................       2,160,598                2,160,598
                                                                                                                       ------------
           Total Investment Companies (Cost $2,400,665) ..................................................                2,400,665
                                                                                                                       ------------

Total Value of Investments (Cost $33,573,440 (b)) ........................................           83.29 %           $ 40,107,440
Other Assets Less Liabilities ............................................................           16.71 %              8,045,455
                                                                                                 ---------             ------------
      Net Assets .........................................................................          100.00 %           $ 48,152,895
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,574,312.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ............................................................                        $  6,596,391
           Unrealized depreciation ............................................................                            (63,263)
                                                                                                                       ------------

                      Net unrealized appreciation .............................................                        $  6,533,128
                                                                                                                       ============





















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004


ASSETS
      Investments, at value (cost $33,573,440) .........................................................               $ 40,107,440
      Cash .............................................................................................                  7,931,538
      Income receivable ................................................................................                     56,999
      Receivable for fund shares sold ..................................................................                    109,178
      Other assets .....................................................................................                     13,756
                                                                                                                       ------------

           Total assets ................................................................................                 48,218,911
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     65,880
      Payable for fund shares redeemed .................................................................                        136
                                                                                                                       ------------

           Total liabilities ...........................................................................                     66,016
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 48,152,895
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 40,919,006
      Undistributed net realized gain on investments ...................................................                    699,889
      Net unrealized appreciation on investments .......................................................                  6,534,000
                                                                                                                       ------------
                                                                                                                       $ 48,152,895
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,811,294 / 381,177 shares) ...............................................................               $      12.62
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($19,788,825 / 1,574,345 shares) ............................................................               $      12.57
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $12.57) .........................................               $      13.34
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($14,870,965 / 1,206,269 shares) ............................................................               $      12.33
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($8,681,811 / 701,203 shares) ...............................................................               $      12.38
                                                                                                                       ============









See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     39,091
           Dividends .....................................................................................                  574,457
                                                                                                                       ------------

               Total income ..............................................................................                  613,548
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  214,245
           Fund administration fees (note 2) .............................................................                   53,561
           Distribution and service fees - Investor Class Shares (note 3) ................................                   43,316
           Distribution and service fees - Class B Shares (note 3) .......................................                  140,978
           Distribution and service fees - Class C Shares (note 3) .......................................                   69,724
           Custody fees (note 2) .........................................................................                   12,949
           Registration and filing administration fees (note 2) ..........................................                   26,381
           Fund accounting fees (note 2) .................................................................                   58,285
           Audit and tax preparation fees ................................................................                   14,150
           Legal fees ....................................................................................                   28,671
           Securities pricing fees .......................................................................                    5,560
           Shareholder recordkeeping fees (note 2) .......................................................                   49,178
           Shareholder servicing expenses ................................................................                   10,824
           Registration and filing expenses ..............................................................                   46,732
           Printing expenses .............................................................................                   13,014
           Trustee fees and meeting expenses .............................................................                    4,422
           Other operating expenses ......................................................................                   14,909
                                                                                                                       ------------

               Total expenses ............................................................................                  806,899
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (193,351)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                1,219,133
      Change in unrealized appreciation on investments ...................................................                4,101,451
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                5,320,584
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  5,127,233
                                                                                                                       ============








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

                                                                                  -------------------------------------------------
                                                                                                   2004                   2003
                                                                                  --------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ................................................                 $   (193,351)            $   (212,866)
         Net realized gain (loss) from investment transactions ..............                    1,219,133                 (179,255)
         Change in unrealized appreciation on investments ...................                    4,101,451                1,023,603
                                                                                              ------------             ------------
              Net increase in net assets resulting from operations ..........                    5,127,233                  631,482
                                                                                              ------------             ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    6,541,607               23,073,111
                                                                                              ------------             ------------

                     Total increase in net assets ...........................                   11,668,840               23,704,593

NET ASSETS
     Beginning of year ......................................................                   36,484,055               12,779,462
                                                                                              ------------             ------------

     End of year ............................................................                 $ 48,152,895             $ 36,484,055
                                                                                              ============             ============



(a) A summary of capital share activity follows:
                                                                        ------------------------------------------------------------
                                                                                  2004                              2003
                                                                          Shares         Value             Shares          Value
                                                                       -------------------------------------------------------------
----------------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................       50,016    $    602,397          59,533    $    629,968
Shares redeemed ......................................................      (49,270)       (570,625)        (19,266)       (200,123)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................          746    $     31,772          40,267    $    429,845
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                     INVESTOR CLASS SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      599,999    $  7,013,977       1,186,944    $ 12,484,955
Shares redeemed ......................................................     (271,446)     (3,202,206)       (178,198)     (1,844,784)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      328,553    $  3,811,771       1,008,746    $ 10,640,171
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS B SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      222,576    $  2,562,201         869,053    $  9,061,351
Shares redeemed ......................................................     (183,266)     (2,123,336)        (76,569)       (796,003)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................       39,310    $    438,865         792,484    $  8,265,348
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                        CLASS C SHARES
----------------------------------------------------------------------
Shares sold ..........................................................      227,578    $  2,712,247         401,147    $  4,218,789
Shares redeemed ......................................................      (38,040)       (453,048)        (46,073)       (481,042)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      189,538    $  2,259,199         355,074    $  3,737,747
                                                                       ============    ============    ============    ============
----------------------------------------------------------------------
                         FUND SUMMARY
----------------------------------------------------------------------
Shares sold ..........................................................    1,100,169    $ 12,890,822       2,516,677    $ 26,395,063
Shares redeemed ......................................................     (542,022)     (6,349,215)       (320,106)     (3,321,952)
                                                                       ------------    ------------    ------------    ------------
     Net increase ....................................................      558,147    $  6,541,607       2,196,571    $ 23,073,111
                                                                       ============    ============    ============    ============




See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................   $     11.12   $     11.54   $     10.80   $      9.90   $      9.91

      Income (loss) from investment operations
           Net investment income (loss) .................          0.02         (0.03)        (0.02)         0.17          0.18
           Net realized and unrealized gain (loss) on
                investments..............................          1.48         (0.39)         0.85          0.90         (0.01)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.50         (0.42)         0.83          1.07          0.17
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.17)        (0.18)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.17)        (0.18)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ............................   $     12.62   $     11.12   $     11.54   $     10.80   $      9.90
                                                            ===========   ===========   ===========   ===========   ===========

Total return ............................................         13.49 %       (3.64)%        7.78 %       10.70 %        1.64 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ...........................   $ 4,811,294   $ 4,228,602   $ 3,924,962   $ 3,164,763   $ 2,710,312
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.29 %        1.67 %        3.19 %        3.30 %        5.05 %
           After expense reimbursements and waived fees            1.29 %        1.62 %        1.71 %        0.26 %        0.00 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees           0.14 %       (0.30)%       (1.65)%       (1.47)%       (2.87)%
           After expense reimbursements and waived fees            0.14 %       (0.25)%       (0.17)%        1.57 %        2.18 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......................  $     11.10   $     11.56   $     10.84   $      9.93   $      9.92

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.01)        (0.04)        (0.04)         0.13          0.12
           Net realized and unrealized gain (loss) on
                investments...............................         1.48         (0.42)         0.85          0.91          0.01
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.47         (0.46)         0.81          1.04          0.13
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.13)        (0.12)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.13)        (0.12)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................  $     12.57   $     11.10   $     11.56   $     10.84   $      9.93
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) .........................................        13.24 %       (3.98)%        7.57 %       10.41 %        1.36 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................  $19,788,825   $13,824,651   $ 2,739,727   $ 1,253,515   $   656,212
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.54 %        1.91 %        3.39 %        3.86 %        4.29 %
           After expense reimbursements and waived fees            1.54 %        1.87 %        1.96 %        0.68 %        0.25 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.11)%       (0.56)%       (1.91)%       (1.97)%       (1.96)%
           After expense reimbursements and waived fees           (0.11)%       (0.53)%       (0.48)%        1.21 %        2.08 %

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Total return does not reflect payment of a sales charge
                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................  $     10.97   $     11.50   $     10.87   $      9.97   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ..................        (0.10)        (0.10)        (0.07)         0.06          0.04
           Net realized and unrealized gain (loss) on
               investments ...............................         1.46         (0.43)         0.79          0.90         (0.23)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........         1.36         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00          0.00         (0.06)        (0.04)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions .......................         0.00          0.00         (0.09)        (0.06)        (0.04)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................  $     12.33   $     10.97   $     11.50   $     10.87   $      9.97
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) .........................................        12.40 %       (4.61)%        6.72 %        9.60 %       (1.85)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period ..........................  $14,870,965   $12,795,975   $ 4,307,197   $ 1,796,569   $ 1,168,374
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.14 %        4.33 %        4.09 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.28 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.50)%       (1.78)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.23)%        0.56 %        1.31 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended May 31,

                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     11.01   $     11.54   $     10.91   $      9.98   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income .................         (0.09)        (0.09)        (0.10)         0.03          0.03
           Net realized and unrealized gain (loss) on
               investments ..............................          1.46         (0.44)         0.82          0.93         (0.22)
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.37         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.03)        (0.03)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.09)        (0.03)        (0.03)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     12.38   $     11.01   $     11.54   $     10.91   $      9.98
                                                            ===========   ===========   ===========   ===========   ===========
Total return (c) ........................................         12.44 %       (4.59)%        6.69 %        9.64 %       (1.86)%
                                                            ===========   ===========   ===========   ===========   ===========
Ratios/supplemental data
      Net assets, end of period .........................   $ 8,681,811   $ 5,634,827   $ 1,807,576   $   987,119   $   173,395
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.29 %        2.66 %        4.18 %        4.44 %        4.07 %(b)
           After expense reimbursements and waived fees            2.29 %        2.62 %        2.71 %        1.41 %        1.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.86)%       (1.31)%       (2.66)%       (2.62)%       (1.77)%(b)
           After expense reimbursements and waived fees           (0.86)%       (1.27)%       (1.19)%        0.40 %        1.30 %(b)

      Portfolio turnover rate                                     20.41 %        9.28 %        6.78 %       15.46 %       41.69 %


(a) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                         See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $106,120 has been charged to undistributed net realized gains, $87,231 has been charged to paid-in capital, and accumulated net investment loss has been credited $193,351, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.



                                                                    (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2004, the Distributor retained sales charges in the amount of $17,739.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $43,316, $140,978, and $69,724, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $13,296,089 and $7,840,435, respectively, for the year ended May 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $58,971,025 and $67,011,000, respectively, for the year ended May 31, 2004.













                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-773-3863;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustee received aggregate compensation of $3,250 during the fiscal year ended May 31, 2004 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s)  Length                                        Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                         Independent Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Jack E. Brinson, 72            Trustee     Since   Retired; Previously,  President  of       1        Independent Trustee -  Gardner
                                           1997    Brinson   Investment  Co. (personal                Lewis Investment Trust for the
                                                   investments) and   President of                    three series of that trust; Th
                                                   Brinson Chevrolet, Inc. (auto                      Nottingham Investment Trust II
                                                   dealership)                                        for the eight  series  of that
                                                                                                      trust;  Hillman  Capital
                                                                                                      Management Investment Trust
                                                                                                      for  the  two  series of that
                                                                                                      trust;  Trust  for  the  one
                                                                                                      series   of  that   trust;
                                                                                                      MurphyMorris   Investment
                                                                                                      Trust for  the  one series of
                                                                                                      that  trust;  Merit  Advisors
                                                                                                      Investment   Trust  for   the
                                                                                                      one  series  of  that  trust;
                                                                                                      Merit  Advisors  Investment
                                                                                                      Trust II for the one series of
                                                                                                      that trust; and  de Leon Funds
                                                                                                      Trust for the one series of
                                                                                                      that trust (all registered
                                                                                                      investment companies)
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------



                                                                                                                         (Continued)

                                                          WISDOM FUND

                                                    ADDITIONAL INFORMATION

                                                         May 31, 2004
                                                          (Unaudited)


------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                                                         Number of
                                                                                         Portfolios
                                                                                          in Fund
                               Position(s) Length                                         Complex
       Name, Address,           held with  of Time        Principal Occupation(s)        Overseen by     Other Directorships Held by
           And Age             Fund/Trust   Served          During Past 5 Years           Trustee                 Trustee
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
                                                               Officers
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Douglas Davenport, 53       President,  Since   President (since 1998) of Atlanta        n/a                     n/a
Atlanta Investment Counsel,LLC Treasurer,  2003    Investment Counsel, LLC (Adviser of
3717 Haddon Hall Road, NW      Principal           the  Fund); previously, stockbroker
Suite 200                      Executive           at Lehman Brothers
Atlanta, GA  30327             Officer,
                               and
                               Principal
                               Financial
                               Officer
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
C. Frank Watson III, 33        Secretary   Since   President  and Chief  Operating           n/a                     n/a
                                           1997    Officer  (since  1999)   of   The
                                                   Nottingham                 Company
                                                   (administrator  to   the    Fund);
                                                   previously, Chief Operating Officer
                                                   of The Nottingham Company
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------
Julian G. Winters, 35          Assistant   Since   Vice           President-Compliance       n/a                     n/a
                               Treasurer   2003    Administration  (since 1998) of The
                               and                 Nottingham Company.
                               Assistant
                               Secretary
------------------------------ ----------- ------- ------------------------------------ ------------- ------------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust and the Shareholders of Wisdom Fund

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the schedule of investments, as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ Deloitte & Touche LLP

July 19,2004


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11(a)(1) below.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the experience provided by the audit committee offers the registrant adequate oversight for the registrant's level of financial complexity.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended May 31, 2003 and 2004 were $9,400 and $10,500, respectively. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended May 31, 2003 or 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended May 31, 2003 and 2004 for professional services rendered by Accountant for tax compliance, tax advice, and tax planning were $4,575 and $4,875, respectively. These services were for the completion of the fund's federal, state, and excise tax returns.

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.




Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.


         Not applicable to the reporting period covered by this report.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. EXHIBITS.

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).

(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: August 5, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: August 5, 2004